Commitments and Contingencies - Schedule of Capital Expenditure Commitments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2025	$ 40,111
2026	109,881
2027	56,498
Total	206,490
Due to Shipyards/Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2025	38,916
2026	106,064
2027	55,098
Total	200,078
Due to Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2025	1,195
2026	3,817
2027	1,400
Total	$ 6,412